Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 30, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

A summary of prepaid expenses and other current assets is as follows:

	As Of
	January 1, 2012	December 30, 2012
Income tax receivable	$3,421	$1,465
Prepaid insurance	746	1,408
Deferred financing costs	514	610
Prepaid property taxes	331	430
Maintenance	121	269
Other	528	339

Total	$5,661	$4,521